Commitments And Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2013	¥10,948	¥76,085
2014	8,249	65,162
2015	5,065	56,290
2016	2,157	53,164
2017	1,189	50,195
2018 and thereafter	3,253	361,971

Total minimum lease payments	30,861	¥662,867	(1)

Amount representing interest	(1,790)

Present value of minimum lease payments	¥29,071

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.